Alger Emerging Markets Fund Expense Example - Class A C Shares [Member] - Alger Emerging Markets Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 674
Expense Example, with Redemption, 3 Years	1,056
Expense Example, with Redemption, 5 Years	1,496
Expense Example, with Redemption, 10 Years	2,715
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	333
Expense Example, with Redemption, 3 Years	795
Expense Example, with Redemption, 5 Years	1,421
Expense Example, with Redemption, 10 Years	$ 3,108